Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense

(CHF in millions)	2025	2024	2023

Current income taxes	76.0	74.0	35.7
Deferred income taxes	(74.5)	(36.6)	(46.2)
Income tax expense (benefit)	1.5	37.4	(10.5)

Schedule of Tax Rate Reconciliation
The income taxes reflected in the financial statements and the amount calculated at the expected tax rate (starting with On Holding AG's statutory corporate income tax rate in Switzerland) reconcile as follows:

(CHF in millions)	2025		2024		2023

Income before taxes		205.2		279.6		69.1
Expected tax rate / tax expense	19.6%	40.2	19.6%	54.8	19.7%	13.6
Income taxed at different tax rate	(2.7)%	(5.6)	0.5%	1.4	(1.8)%	(1.3)
Non-deductible expenses	5.9%	12.2	3.1%	8.8	10.3%	7.1
Non-taxable income and tax incentives	(17.2)%	(35.2)	(4.0)%	(11.1)	(22.4)%	(15.5)
Effects of (de-)recognition of tax losses	—%	—	(0.2)%	(0.6)	(2.4)%	(1.7)
Effects of tax rate changes	0.3%	0.7	(0.1)%	(0.2)	0.7%	0.5
Effect of prior-year items	(5.8)%	(11.9)	(0.9)%	(2.6)	(20.5)%	(14.2)
Other effects	0.5%	1.1	(4.7)%	(13.3)	1.3%	0.9
Effective tax rate / income tax expense (benefit)	0.7%	1.5	13.4%	37.4	(15.1)%	(10.5)

Schedule of Deferred Tax Assets and Liabilities
Change of net deferred tax assets and liabilities:

(CHF in millions)	2025	2024

Net amount at January 1	97.1	59.1
thereof deferred tax assets	107.8	69.5
thereof deferred tax liabilities	(10.8)	(10.5)
Taxes charged
to income statement	74.5	36.6
to other comprehensive income	5.1	0.1
Exchange differences	(10.1)	1.3
Net amount at December 31	166.6	97.1
thereof deferred tax assets	175.9	107.8
thereof deferred tax liabilities	(9.3)	(10.8)
Deferred tax assets and liabilities relate to the following items:

	12/31/25					12/31/24
(CHF in millions)	Assets	Liabilities	Net amount	Assets	Liabilities	Net amount

Inventories	134.4	(7.3)	127.2	81.5	(9.9)	71.6
Property, plant and equipment	0.9	(5.4)	(4.5)	0.3	(6.2)	(5.9)
Right-of-use assets	—	(87.8)	(87.7)	—	(50.6)	(50.6)
Intangible assets	—	(2.6)	(2.6)	—	(2.9)	(2.9)
Other current financial liabilities	73.7	—	73.7	46.7	—	46.7
Other current operating liabilities	17.2	(1.0)	16.1	17.2	(0.7)	16.5
Other non-current financial liabilities	22.6	—	22.6	12.8	—	12.8
Tax loss and tax credit carryforwards	18.5	—	18.5	4.6	—	4.6
Other assets and liabilities	6.0	(2.9)	3.2	5.3	(1.2)	4.1
Deferred tax assets (liabilities)	273.4	(106.9)	166.6	168.5	(71.4)	97.1
Offsetting	(97.5)	97.5	—	(60.6)	60.6	—
Deferred tax assets (liabilities) on balance sheet	175.9	(9.3)	166.6	107.8	(10.8)	97.1